TAXATION - Reconciliation of tax rate and components of deferred tax assets and liabilities (Details) - CNY (¥)	12 Months Ended			36 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)	25.00%	25.00%	25.00%
Tax differential from statutory rate applicable to subsidiaries with preferential tax rates (as a percent)	6.00%	8.00%	(5.00%)
Gain on deconsolidation of a subsidiary with a withholding tax rate of 10% versus the statutory CIT rate			(11.00%)
Non-deductible expenses and non-taxable income incurred	4.00%	(50.00%)	6.00%
Change in valuation allowance (as a percent)	2.00%	(10.00%)	1.00%
Effective CIT rate (as a percent)	37.00%	(27.00%)	16.00%
Withholding tax rate (as a percent)	10.00%	10.00%	10.00%
Increase in income tax due to share based compensation charge	¥ 458,000,000	¥ 890,000,000	¥ 161,000,000
Increase in income tax rate due to share based compensation charge	13.00%	(51.00%)	5.00%
Deferred tax assets:
Accrued expenses					¥ 331,524,551	¥ 149,205,615
Loss carry forward					150,575,892	159,747,175
Accrued liability for customer reward related programs					99,188,976	122,635,196
Accrued staff salary					4,018,972	55,228,349
Others					73,875,163	38,782,032
Less: valuation allowance of deferred tax assets	¥ 150,286,773	¥ 31,489,450	¥ 183,449,500	¥ 183,449,500	197,214,279	150,286,773
Total deferred tax assets					461,969,275	375,311,594
Deferred tax liabilities
Recognition of intangible assets arise from business combinations and unrealized holding gain					(3,847,440,251)	(3,607,882,808)
Net deferred tax assets/(liabilities)					(3,385,470,976)	(3,232,571,214)
Movement of valuation allowances
Balance at beginning of year	150,286,773	31,489,450	183,449,500	183,449,500
Current year additions	46,927,506	118,797,323	31,590,648
Deconsolidation of Tujia			(183,550,698)
Balance at end of year	¥ 197,214,279	¥ 150,286,773	¥ 31,489,450	¥ 197,214,279
Operating tax loss carry forwards					662,000,000
Unrecognized tax benefit and accrual					¥ 0	¥ 0
Subsidiaries
Reconciliation of the differences between statutory tax rate and effective tax rate
Effective CIT rate (as a percent)	6.40%	8.20%	(5.30%)
Ctrip Computer Technology
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)				15.00%
Effective CIT rate (as a percent)	(1.60%)	4.20%	(1.40%)
Ctrip Travel Information
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)				15.00%
Effective CIT rate (as a percent)	(1.60%)	1.90%	(0.40%)
Ctrip Travel Network
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)				15.00%
Effective CIT rate (as a percent)	(1.60%)	7.40%	(3.00%)
Chengdu Information Technology Co., Ltd.
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)				15.00%
Effective CIT rate (as a percent)	(2.10%)	1.40%	(0.60%)
The Company and its subsidiaries in Hong Kong and Cayman
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)				16.50%
Statutory CIT rate alternate case (as a percent)				0.00%
Effective CIT rate (as a percent)	15.40%	0.80%	(0.30%)
Qunar and subsidiaries
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)				15.00%
Effective CIT rate (as a percent)	(1.00%)	(5.90%)
Other subsidiaries
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)				16.50%
Statutory CIT rate alternate case (as a percent)				15.00%
Statutory CIT rate alternate case (as a percent)				0.00%
Effective CIT rate (as a percent)	(1.10%)	(1.60%)	0.40%